Consolidated statement of profit or loss - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated statement of profit or loss
Revenue from contracts with customers		£ 494,117	£ 509,041	£ 627,122
Operating expenses		(538,424)	(522,204)	(602,936)
Profit on disposal of intangible assets		7,381	18,384	25,799
Operating (loss)/profit		(36,926)	5,221	49,985
Finance costs		(36,411)	(27,391)	(25,470)
Finance income		49,310	1,352	2,961
Net finance income/(costs)		12,899	(26,039)	(22,509)
(Loss)/profit before income tax		(24,027)	(20,818)	27,476
Income tax expense		(68,189)	(2,415)	(8,595)
(Loss)/profit for the year		£ (92,216)	£ (23,233)	£ 18,881
(Loss)/earnings per share during the period:
Basic (loss)/earnings per share		£ (0.5660)	£ (0.1414)	£ 0.1148
Diluted (loss)/earnings per share	[1]	£ (0.5660)	£ (0.1414)	£ 0.1147

[1]	For the years ended 30 June 2021 and 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the year ended 30 June 2019, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.